Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 13,836,698	₺ 9,691,385	₺ 10,477,300
Defined benefit plans	306,677	138,841	163,294
Defined contribution plans	75,500	105,964	109,411
Employee benefit expenses	₺ 14,218,875	₺ 9,936,190	₺ 10,750,005